Senior Secured/Unsecured Bond	12 Months Ended
Dec. 31, 2018
Senior Secured/Unsecured Bond

12. Senior Unsecured Bond

On February 10, 2017, the Company issued senior unsecured bonds in an aggregate principal amount of $100.0 million with Nordic Trustee AS as the bond trustee (the “2017 Bonds”). The net proceeds of the issuance of the 2017 Bonds, together with cash on hand, were used to redeem in full all of the Company’s outstanding 9.0% senior unsecured bonds. The 2017 Bonds are governed by Norwegian law and listed on the Nordic ABM which is operated and organized by Oslo Børs ASA. The 2017 Bonds bear interest at a rate of 7.75% per annum and mature on February 10, 2021. Interest is payable semi-annually in arrears on February 10 and August 10. The Company may redeem the 2017 Bonds, in whole or in part, at any time beginning on or after February 11, 2019. Any 2017 Bonds redeemed from February 11, 2019 up until February 10, 2020, are redeemable at 103.875% of par, from February 11, 2020 to August 10, 2020, are redeemable at 101.9375% of par, and from August 11, 2020 to the maturity date are redeemable at 100% of par, in each case, plus accrued interest.

The 2017 Bond Agreement contains an option to issue additional bonds up to a maximum issue amount of a further $100.0 million, at identical terms as the original bond issue, except that additional bonds may be issued at a different price.

The financial covenants each as defined within the bond agreement are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of the greater of no less than $25.0 million; (b) to maintain an interest coverage ratio (as defined in the bond agreement) of not less than 2.25:1; and (c) maintain a Group equity ratio of minimum 30% (as defined in the bond agreement). As of December 31, 2018, the Company was in compliance with all covenants for the 2017 Bonds.

The 2017 Bond Agreement provides that we may declare dividends so long as such dividends do not exceed 50% of our cumulative consolidated net profits after taxes since June 30, 2016. The 2017 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and divestitures, engaging in transactions with affiliates or incurring any additional liens which would have a material adverse effect. In addition, the 2017 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation and warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.

The following table shows the breakdown of our senior unsecured bond and total deferred financing costs as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
	(in thousands)
Senior Unsecured Bond
Total Bond	$(100,000)	$(100,000)
Less deferred financing costs	1,416	961

Total Bond, net of deferred financing costs	$(98,584)	$(99,039)

2018 Senior Secured Bonds [Member]
Senior Secured/Unsecured Bond

11. Senior Secured Bond

On November 2, 2018, the Company issued senior secured bonds in an aggregate principal amount of NOK 600 million with Nordic Trustee AS as the bond trustee (the “2018 Bonds”). The net proceeds are being used to part finance the Export Terminal Joint Venture. The 2018 Bonds are governed by Norwegian law and are listed on the Nordic ABM which is operated and organized by Oslo Børs ASA. The 2018 Bonds bear interest at a rate of 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023. Interest is payable quarterly in arrears on February 2, May 2, August 2 and November 2.

On the same date, the company entered into a cross-currency interest rate swap agreement with Nordea Bank Abp (“Nordea”), with a termination date of November 2, 2023, to run concurrently with the 2018 Bonds. The interest rate payable by the Company under this cross-currency interest rate swap agreement will be 6.608% plus 3-month U.S. LIBOR and the transfer of the principal amount fixed at $71.7 million upon maturity in exchange for NOK 600 million Please read Note 18 (Note 18 (Derivative Instruments) to the consolidated financial statements. For a description of our accounting policy in relation to the cross-currency interest rate swap, please read Note 2 (Summary of Significant Accounting Policies) to the consolidated financial statements.

The Company may redeem the 2018 Bonds, in whole or in part, at any time beginning on or after November 2, 2021. Any 2018 Bonds redeemed from November 2, 2021 until November 1, 2022, are redeemable at 102.4% of par, from November 2, 2022 until May 1, 2023, are redeemable at 101.5% of par, and from May 2, 2023 to the maturity date are redeemable at 100% of par, in each case, in cash plus accrued interest.

Additionally, upon the occurrence of a “Change of Control Event” (as defined in the 2018 Bond Agreement), the holders of 2018 Bonds have an option to require us to repay such holders’ outstanding principal amount of 2018 Bonds at 101% of par, plus accrued interest.

The financial covenants each as defined within the bond agreement are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $25.0 million and (b) maintain a Group equity ratio of minimum 30% (as defined in the bond agreement). As of December 31, 2018, the Company was in compliance with all covenants for the 2018 Bonds.

The 2018 Bond Agreement provides that we may declare dividends from January 1, 2020, payable at the earliest from January 1, 2021 so long as such dividends do not exceed 50% of our cumulative consolidated net profits after taxes from January 1, 2020. The 2018 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and divestitures, engaging in transactions with affiliates or incurring any additional liens which would have a material adverse effect. In addition, the 2018 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation and warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.

The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
	(in thousands)
Senior Secured Bond
Total Bond	$—	$(69,337)
Less deferred financing costs	—	959

Total Bond, net of deferred financing costs	$—	$(68,378)